Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Robot Consulting Co., Ltd. (the “Company,” “we,” “us,” or “our”) is filing this Amendment No. 1 to Form 20-F (this “Amendment No. 1”) to amend its Annual Report on Form 20-F for the fiscal year ended March 31, 2025 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission on August 15, 2025 (the “Original Filing Date”). This Amendment No. 1 is being filed at the request of our auditor to include the inadvertently omitted conformed signature of Grassi & Co., CPAs, P.C., our Independent Registered Public Accounting Firm, in the “Report of Independent Registered Public Accounting Firm” (the “Audit Report”) on page F-2 of the Form 20-F. A manually signed version of the Audit Report was received by the Company from Grassi & Co., CPAs, P.C. prior to the original filing. There are no other changes to the Audit Report or to the Form 20-F.The consolidated financial statements and notes to the consolidated financial statements remain the same as the previously filed Form 20-F. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, this Amendment No. 1 includes new certifications required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, as amended, dated as of the filing date of this Amendment No. 1.Except for the changes expressly described above, this Amendment No. 1 continues to present information as of the Original Filing Date and does not amend, supplement, or update any information contained in the Form 20-F to give effect to any subsequent events. The filing of this Amendment No. 1, and the inclusion of newly executed certifications, should not be understood to mean that any other statements or disclosure contained in the Form 20-F are true and complete as of any date subsequent to the Original Filing Date, except as expressly noted above. Accordingly, this Amendment No. 1 should be read in conjunction with the Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42740
Entity Registrant Name	Robot Consulting Co., Ltd
Entity Central Index Key	0002007599
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Le Graciel Building 2, 6th Floor
Entity Address, Address Line Two	5-22-6 Shinbashi
Entity Address, Address Line Three	Minato Ward
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0005
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	42,210,000
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	606
Auditor Name	Grassi & Co., CPAs, P.C.
Auditor Location	Jericho, New York
American depositary shares, each representing one ordinary share
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing one ordinary share
Trading Symbol	LAWR
Security Exchange Name	NASDAQ
Ordinary shares*
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Le Graciel Building 2, 6th Floor
Entity Address, Address Line Two	5-22-6 Shinbashi
Entity Address, Address Line Three	Minato Ward
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0005
City Area Code	+81 3
Local Phone Number	6280 5477
Contact Personnel Name	Kanato Asagarasu
Contact Personnel Email Address	info@robotconsulting.net